Distribution Date:	09/17/25	CSAIL 2019-C17 Commercial Mortgage Trust
Determination Date:	09/11/25
Next Distribution Date:	10/20/25
Record Date:	08/29/25	Commercial Mortgage Pass-Through Certificates
Series 2019-C17

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	3650 REIT Loan Servicing LLC, a Delaware limited liability
			company
Mortgage Loan Detail (Part 1)	13-14		General Contact	(305) 901-1000
Mortgage Loan Detail (Part 2)	15-16		2977 McFarlane Road,, Suite 300, | Miami , FL 33133 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12597BAQ2	2.094400%	19,860,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12597BAR0	3.000000%	33,255,000.00	594,851.55	594,851.55	1,487.13	0.00	0.00	596,338.68	0.00	0.00%	30.00%
A-3	12597BAS8	2.769000%	30,344,000.00	30,344,000.00	12,097,063.94	70,018.78	0.00	0.00	12,167,082.72	18,246,936.06	33.08%	30.00%
A-4	12597BAT6	2.762800%	200,000,000.00	200,000,000.00	0.00	460,466.67	0.00	0.00	460,466.67	200,000,000.00	33.08%	30.00%
A-5	12597BAU3	3.016100%	236,350,000.00	236,350,000.00	0.00	594,046.03	0.00	0.00	594,046.03	236,350,000.00	33.08%	30.00%
A-SB	12597BAV1	2.956600%	40,481,000.00	32,193,006.67	1,095,456.50	79,318.20	0.00	0.00	1,174,774.70	31,097,550.17	33.08%	30.00%
A-S	12597BAY5	3.278300%	47,025,000.00	47,025,000.00	0.00	128,468.38	0.00	0.00	128,468.38	47,025,000.00	26.60%	24.13%
B	12597BAZ2	3.480200%	36,018,000.00	36,018,000.00	0.00	104,458.20	0.00	0.00	104,458.20	36,018,000.00	21.64%	19.63%
C	12597BBA6	3.933900%	39,021,000.00	39,021,000.00	0.00	127,920.59	0.00	0.00	127,920.59	39,021,000.00	16.27%	14.75%
D	12597BAC3	2.500000%	31,456,000.00	31,456,000.00	0.00	65,533.33	0.00	0.00	65,533.33	31,456,000.00	11.93%	10.82%
E-RR*	12597BAF6	4.389923%	15,568,000.00	15,568,000.00	0.00	56,951.94	0.00	0.00	56,951.94	15,568,000.00	9.79%	8.88%
F-RR*	12597BAH2	4.389923%	22,012,000.00	22,012,000.00	0.00	80,525.83	0.00	0.00	80,525.83	22,012,000.00	6.75%	6.13%
G-RR*	12597BAK5	4.389923%	9,004,000.00	9,004,000.00	0.00	32,939.06	0.00	0.00	32,939.06	9,004,000.00	5.51%	5.00%
NR-RR	12597BAM1	4.389923%	40,021,493.00	40,021,493.00	0.00	155,562.22	0.00	0.00	155,562.22	40,021,493.00	0.00%	0.00%
Z	12597BBC2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12597BAN9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			800,415,493.00	739,607,351.22	13,787,371.99	1,957,696.36	0.00	0.00	15,745,068.35	725,819,979.23

X-A	12597BAW9	1.461202%	607,315,000.00	546,506,858.22	0.00	665,464.19	0.00	0.00	665,464.19	532,719,486.23
X-B	12597BAX7	0.673795%	75,039,000.00	75,039,000.00	0.00	42,134.09	0.00	0.00	42,134.09	75,039,000.00
X-D	12597BAA7	1.889923%	31,456,000.00	31,456,000.00	0.00	49,541.19	0.00	0.00	49,541.19	31,456,000.00
Notional SubTotal			713,810,000.00	653,001,858.22	0.00	757,139.47	0.00	0.00	757,139.47	639,214,486.23

Deal Distribution Total					13,787,371.99	2,714,835.83	0.00	0.00	16,502,207.82

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12597BAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12597BAR0	17.88758232	17.88758232	0.04471899	0.00000000	0.00000000	0.00000000	0.00000000	17.93230131	0.00000000
A-3	12597BAS8	1,000.00000000	398.66411613	2.30750000	0.00000000	0.00000000	0.00000000	0.00000000	400.97161613	601.33588387
A-4	12597BAT6	1,000.00000000	0.00000000	2.30233335	0.00000000	0.00000000	0.00000000	0.00000000	2.30233335	1,000.00000000
A-5	12597BAU3	1,000.00000000	0.00000000	2.51341667	0.00000000	0.00000000	0.00000000	0.00000000	2.51341667	1,000.00000000
A-SB	12597BAV1	795.26213952	27.06100393	1.95939330	0.00000000	0.00000000	0.00000000	0.00000000	29.02039722	768.20113559
A-S	12597BAY5	1,000.00000000	0.00000000	2.73191664	0.00000000	0.00000000	0.00000000	0.00000000	2.73191664	1,000.00000000
B	12597BAZ2	1,000.00000000	0.00000000	2.90016658	0.00000000	0.00000000	0.00000000	0.00000000	2.90016658	1,000.00000000
C	12597BBA6	1,000.00000000	0.00000000	3.27824992	0.00000000	0.00000000	0.00000000	0.00000000	3.27824992	1,000.00000000
D	12597BAC3	1,000.00000000	0.00000000	2.08333323	0.00000000	0.00000000	0.00000000	0.00000000	2.08333323	1,000.00000000
E-RR	12597BAF6	1,000.00000000	0.00000000	3.65826953	0.00000000	0.00000000	0.00000000	0.00000000	3.65826953	1,000.00000000
F-RR	12597BAH2	1,000.00000000	0.00000000	3.65826958	0.00000000	0.00000000	0.00000000	0.00000000	3.65826958	1,000.00000000
G-RR	12597BAK5	1,000.00000000	0.00000000	3.65826966	0.00000000	0.00000000	0.00000000	0.00000000	3.65826966	1,000.00000000
NR-RR	12597BAM1	1,000.00000000	0.00000000	3.88696694	(0.22869737)	18.66525319	0.00000000	0.00000000	3.88696694	1,000.00000000
Z	12597BBC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12597BAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12597BAW9	899.87380226	0.00000000	1.09574799	0.00000000	0.00000000	0.00000000	0.00000000	1.09574799	877.17162631
X-B	12597BAX7	1,000.00000000	0.00000000	0.56149589	0.00000000	0.00000000	0.00000000	0.00000000	0.56149589	1,000.00000000
X-D	12597BAA7	1,000.00000000	0.00000000	1.57493610	0.00000000	0.00000000	0.00000000	0.00000000	1.57493610	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/25 - 08/30/25	30	0.00	1,487.13	0.00	1,487.13	0.00	0.00	0.00	1,487.13	0.00
A-3	08/01/25 - 08/30/25	30	0.00	70,018.78	0.00	70,018.78	0.00	0.00	0.00	70,018.78	0.00
A-4	08/01/25 - 08/30/25	30	0.00	460,466.67	0.00	460,466.67	0.00	0.00	0.00	460,466.67	0.00
A-5	08/01/25 - 08/30/25	30	0.00	594,046.03	0.00	594,046.03	0.00	0.00	0.00	594,046.03	0.00
A-SB	08/01/25 - 08/30/25	30	0.00	79,318.20	0.00	79,318.20	0.00	0.00	0.00	79,318.20	0.00
X-A	08/01/25 - 08/30/25	30	0.00	665,464.19	0.00	665,464.19	0.00	0.00	0.00	665,464.19	0.00
X-B	08/01/25 - 08/30/25	30	0.00	42,134.09	0.00	42,134.09	0.00	0.00	0.00	42,134.09	0.00
X-D	08/01/25 - 08/30/25	30	0.00	49,541.19	0.00	49,541.19	0.00	0.00	0.00	49,541.19	0.00
A-S	08/01/25 - 08/30/25	30	0.00	128,468.38	0.00	128,468.38	0.00	0.00	0.00	128,468.38	0.00
B	08/01/25 - 08/30/25	30	0.00	104,458.20	0.00	104,458.20	0.00	0.00	0.00	104,458.20	0.00
C	08/01/25 - 08/30/25	30	0.00	127,920.59	0.00	127,920.59	0.00	0.00	0.00	127,920.59	0.00
D	08/01/25 - 08/30/25	30	0.00	65,533.33	0.00	65,533.33	0.00	0.00	0.00	65,533.33	0.00
E-RR	08/01/25 - 08/30/25	30	0.00	56,951.94	0.00	56,951.94	0.00	0.00	0.00	56,951.94	0.00
F-RR	08/01/25 - 08/30/25	30	0.00	80,525.83	0.00	80,525.83	0.00	0.00	0.00	80,525.83	0.00
G-RR	08/01/25 - 08/30/25	30	0.00	32,939.06	0.00	32,939.06	0.00	0.00	0.00	32,939.06	0.00
NR-RR	08/01/25 - 08/30/25	30	753,407.94	146,409.41	0.00	146,409.41	(9,152.81)	0.00	0.00	155,562.22	747,011.30
Totals			753,407.94	2,705,683.02	0.00	2,705,683.02	(9,152.81)	0.00	0.00	2,714,835.83	747,011.30

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	16,502,207.82
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,724,945.70	Master Servicing Fee	11,862.07
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,604.58
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	318.44
ARD Interest	0.00	Operating Advisor Fee	1,280.14
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	197.43
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,724,945.70	Total Fees	19,262.66

Principal		Expenses/Reimbursements
Scheduled Principal	687,371.99	Reimbursement for Interest on Advances	(2,339.03)
Unscheduled Principal Collections		ASER Amount	114,843.55
Principal Prepayments	13,100,000.00	Special Servicing Fees (Monthly)	(122,207.07)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	549.73
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	13,787,371.99	Total Expenses/Reimbursements	(9,152.82)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,714,835.83
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	13,787,371.99
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	16,502,207.82
Total Funds Collected	16,512,317.69	Total Funds Distributed	16,512,317.66

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	739,607,351.83	739,607,351.83	Beginning Certificate Balance	739,607,351.22
(-) Scheduled Principal Collections	687,371.99	687,371.99	(-) Principal Distributions	13,787,371.99
(-) Unscheduled Principal Collections	13,100,000.00	13,100,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	725,819,979.84	725,819,979.84	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	739,627,391.47	739,627,391.47	Ending Certificate Balance	725,819,979.23
Ending Actual Collateral Balance	725,860,139.36	725,860,139.36

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.61)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.61)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.39%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	50,138,992.99	6.91%	47	4.5900	NAP	Defeased	4	50,138,992.99	6.91%	47	4.5900	NAP
$9,999,999 or less	10	77,904,582.34	10.73%	46	4.4029	1.447095	1.49 or less	12	237,414,105.57	32.71%	46	4.2142	0.894599
$10,000,000 to $19,999,999	7	97,622,453.31	13.45%	48	4.4588	1.725086	1.50 to 1.74	6	151,762,773.87	20.91%	48	4.1365	1.609091
$20,000,000 to $29,999,999	8	186,573,777.16	25.71%	47	4.1833	1.698958	1.75 to 1.99	6	100,215,752.82	13.81%	46	4.4744	1.847221
$30,000,000 to $39,999,999	4	139,565,907.31	19.23%	39	4.2651	1.838703	2.00 or more	8	186,288,354.59	25.67%	41	4.2586	2.600484
$40,000,000 to $49,999,999	1	40,126,308.90	5.53%	46	4.4500	2.620000	Totals	36	725,819,979.84	100.00%	45	4.2712	1.652204
$50,000,000 or more	2	133,887,957.83	18.45%	46	4.0138	1.241907
Totals	36	725,819,979.84	100.00%	45	4.2712	1.652204
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	50,138,992.99	6.91%	47	4.5900	NAP
							Defeased	4	50,138,992.99	6.91%	47	4.5900	NAP
California	2	41,181,283.31	5.67%	45	4.7527	1.497398
							Lodging	7	136,963,969.20	18.87%	46	4.4510	1.854606
Colorado	1	25,548,276.49	3.52%	48	3.9000	(0.420000)
							Mixed Use	1	8,500,000.00	1.17%	48	4.4500	1.950000
Georgia	15	87,292,686.86	12.03%	48	4.4282	1.770161
							Multi-Family	16	132,350,628.41	18.23%	48	4.3065	1.700005
Illinois	6	9,107,480.05	1.25%	46	4.5701	1.720457
							Office	9	213,975,391.49	29.48%	47	3.9479	1.259354
Indiana	2	1,461,815.00	0.20%	47	4.0320	2.390000
							Retail	36	153,052,681.58	21.09%	47	4.3101	1.948245
Louisiana	2	1,111,878.00	0.15%	47	4.0320	2.390000
							Self Storage	4	30,838,316.25	4.25%	10	4.8050	2.040000
Michigan	4	60,236,870.83	8.30%	48	3.5608	1.568811
							Totals	77	725,819,979.84	100.00%	45	4.2712	1.652204
Mississippi	1	23,051,584.62	3.18%	48	4.6000	1.810000
Nevada	2	39,616,035.18	5.46%	44	4.1472	2.565904
New Jersey	1	39,471,295.75	5.44%	48	3.6900	0.980000
New York	2	41,000,000.00	5.65%	48	3.9633	2.505000
North Carolina	5	48,719,045.69	6.71%	24	4.7224	2.168456
Ohio	1	3,678,256.60	0.51%	46	4.9000	1.310000
Oklahoma	1	7,284,514.19	1.00%	46	4.9000	0.820000
South Carolina	3	1,423,453.00	0.20%	47	4.0320	2.390000
Tennessee	3	16,171,419.34	2.23%	48	4.5774	1.719294
Texas	7	76,289,847.82	10.51%	47	4.3279	2.034400
Virginia	2	8,749,258.43	1.21%	48	4.2455	1.761644
Washington	3	75,000,000.00	10.33%	45	4.3780	1.000000
Washington, DC	3	17,900,000.00	2.47%	48	4.4500	1.950000
Wisconsin	6	42,119,894.81	5.80%	47	3.9588	1.834554
Wyoming	1	9,266,090.96	1.28%	47	4.0480	1.530000
Totals	77	725,819,979.84	100.00%	45	4.2712	1.652204

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	50,138,992.99	6.91%	47	4.5900	NAP	Defeased	4	50,138,992.99	6.91%	47	4.5900	NAP
	3.9999% or less	7	228,831,446.12	31.53%	48	3.7497	1.506705	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	8	99,323,268.99	13.68%	47	4.1184	2.110882	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	8	173,257,836.48	23.87%	46	4.3821	1.518058	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	3	55,203,716.40	7.61%	48	4.6064	1.951331	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	4	89,448,683.68	12.32%	34	4.8321	1.697318	49 months or greater	32	675,680,986.85	93.09%	45	4.2476	1.666690
	5.0000% or more	2	29,616,035.18	4.08%	41	5.3058	1.659605	Totals	36	725,819,979.84	100.00%	45	4.2712	1.652204
	Totals	36	725,819,979.84	100.00%	45	4.2712	1.652204
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	50,138,992.99	6.91%	47	4.5900	NAP	Defeased	4	50,138,992.99	6.91%	47	4.5900	NAP
	84 months or less	32	675,680,986.85	93.09%	45	4.2476	1.666690	Interest Only	10	253,393,000.00	34.91%	46	4.2179	1.896060
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	22	422,287,986.85	58.18%	45	4.2654	1.529058
	120 months or more	0	0.00	0.00%	0	0.0000	0.000000	301 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	725,819,979.84	100.00%	45	4.2712	1.652204	360 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	36	725,819,979.84	100.00%	45	4.2712	1.652204
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	50,138,992.99	6.91%	47	4.5900	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	32	675,680,986.85	93.09%	45	4.2476	1.666690
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	725,819,979.84	100.00%	45	4.2712	1.652204
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30502948	OF	Seattle	WA	Actual/360	4.378%	282,745.83	0.00	0.00	N/A	06/05/29	--	75,000,000.00	75,000,000.00	05/05/25
2	30316768	OF	Caledonia Township	MI	Actual/360	3.550%	180,294.81	90,809.44	0.00	N/A	09/09/29	--	58,978,767.27	58,887,957.83	09/09/25
3	30502993	LO	Plano	TX	Actual/360	4.450%	154,040.11	72,633.33	0.00	N/A	07/05/29	--	40,198,942.23	40,126,308.90	09/05/25
4	30502960	MF	Various	GA	Actual/360	4.820%	163,174.89	57,692.58	0.00	N/A	09/05/29	--	39,313,987.89	39,256,295.31	09/05/25
5	30503178	OF	Morristown	NJ	Actual/360	3.690%	125,420.04	0.00	0.00	N/A	09/05/29	--	39,471,295.75	39,471,295.75	09/05/25
6	30316770	SS	Various	NC	Actual/360	4.805%	127,785.89	45,453.43	0.00	N/A	07/01/26	--	30,883,769.68	30,838,316.25	09/01/25
7	30503866	RT	Las Vegas	NV	Actual/360	3.741%	96,637.33	0.00	0.00	N/A	07/01/29	--	30,000,000.00	30,000,000.00	09/01/25
8	30316771	OF	Brookfield	WI	Actual/360	3.890%	91,995.40	39,675.79	0.00	08/01/29	08/01/31	--	27,463,591.84	27,423,916.05	09/01/25
9	30503793	MF	Athens	GA	Actual/360	3.970%	92,302.50	0.00	0.00	N/A	09/05/29	--	27,000,000.00	27,000,000.00	09/05/25
10	30316772	LO	Fort Collins	CO	Actual/360	3.900%	85,922.92	36,710.81	0.00	N/A	09/01/29	--	25,584,987.30	25,548,276.49	09/01/25
11	30503087	RT	Madison	MS	Actual/360	4.600%	91,439.91	32,825.08	0.00	N/A	09/05/29	--	23,084,409.70	23,051,584.62	09/05/25
12A1	30503751	RT	West Covina	CA	Actual/360	4.280%	48,571.72	24,248.70	0.00	N/A	09/06/29	--	13,178,940.44	13,154,691.74	09/06/25
12A2	30503752				Actual/360	4.280%	29,636.98	14,795.82	0.00	N/A	09/06/29	--	8,041,387.31	8,026,591.49	09/06/25
13	30316773	MF	Fort Worth	TX	Actual/360	4.141%	80,419.17	0.00	0.00	N/A	09/06/29	--	22,550,000.00	22,550,000.00	09/06/25
14	30316774	MF	Fayetteville	NC	Actual/360	4.100%	75,405.28	33,314.35	0.00	N/A	09/06/29	--	21,357,907.15	21,324,592.80	09/06/25
15	30316775	MF	Hartsdale	NY	Actual/360	3.787%	66,843.83	0.00	0.00	N/A	09/01/29	--	20,500,000.00	20,500,000.00	09/01/25
16	30503176	LO	Lake George	NY	Actual/360	4.140%	73,082.50	0.00	0.00	N/A	09/05/29	--	20,500,000.00	20,500,000.00	09/05/25
18	30316778	LO	Garden Grove	CA	Actual/360	5.253%	90,473.50	0.00	0.00	N/A	03/11/29	--	20,000,000.00	20,000,000.00	08/11/25
19	30503085	LO	Charlotte	NC	Actual/360	4.580%	70,644.42	31,645.54	0.00	N/A	09/05/29	--	17,912,374.98	17,880,729.44	09/05/25
20A2	30316779	Various Various		Various	Actual/360	4.032%	34,720.00	0.00	0.00	N/A	08/01/29	--	10,000,000.00	10,000,000.00	09/01/25
20A3	30316780				Actual/360	4.032%	34,522.10	0.00	0.00	N/A	08/01/29	--	9,943,000.00	9,943,000.00	09/01/25
21	30503076	Various Washington		DC	Actual/360	4.450%	68,591.81	0.00	0.00	N/A	09/05/29	--	17,900,000.00	17,900,000.00	07/05/25
22	30503388	MF	Memphis	TN	Actual/360	4.650%	57,225.64	20,119.88	0.00	N/A	09/05/29	--	14,291,522.22	14,271,402.34	07/05/25
23	30316781	OF	Atlanta	GA	Actual/360	4.180%	44,512.33	20,371.80	0.00	N/A	08/01/29	--	12,366,443.66	12,346,071.86	09/01/25
24	30502810	OF	Pacific Palisades	CA	Actual/360	4.680%	52,793.00	13,100,000.00	0.00	N/A	05/05/29	--	13,100,000.00	0.00	09/05/25
25	30503349	RT	Various	Various	Actual/360	4.900%	51,000.51	17,463.24	0.00	N/A	07/06/29	--	12,087,021.17	12,069,557.93	09/06/25
27	30502959	MF	Myrtle Beach	SC	Actual/360	5.250%	50,969.41	15,295.03	0.00	N/A	06/05/29	--	11,274,339.64	11,259,044.61	09/05/25
28	30503102	MF	Waxhaw	NC	Actual/360	4.920%	46,456.56	15,780.77	0.00	N/A	09/05/29	--	10,965,355.45	10,949,574.68	09/05/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	30315624	RT	Las Vegas	NV	Actual/360	5.415%	44,891.72	11,355.03	0.00	N/A	11/05/28	--	9,627,390.21	9,616,035.18	09/05/25
30	30503573	RT	Casper	WY	Actual/360	4.048%	32,354.14	15,664.53	0.00	N/A	08/06/29	--	9,281,755.49	9,266,090.96	09/06/25
31	30503471	MF	Windsor	WI	Actual/360	4.124%	31,203.64	12,933.17	0.00	N/A	08/05/29	--	8,785,863.93	8,772,930.76	09/05/25
32	30316783	LO	El Reno	OK	Actual/360	4.900%	30,838.44	24,134.86	0.00	N/A	07/01/29	--	7,308,649.05	7,284,514.19	09/01/25
33	30316784	LO	Crestview	FL	Actual/360	4.500%	25,664.34	17,273.72	0.00	N/A	09/01/29	--	6,623,054.62	6,605,780.90	09/01/25
34	30503086	RT	Richmond	VA	Actual/360	4.280%	27,793.06	10,048.87	0.00	N/A	09/05/29	--	7,541,076.30	7,531,027.43	09/05/25
35	30502724	LO	Lakeway	TX	Actual/360	4.250%	20,620.93	10,420.48	0.00	N/A	09/05/29	--	5,634,560.66	5,624,140.18	09/05/25
36	30316785	RT	Douglasville	GA	Actual/360	4.220%	21,635.04	8,511.35	0.00	09/01/29	08/01/34	--	5,953,686.76	5,945,175.41	09/01/25
37	30316786	RT	Coppell	TX	Actual/360	4.390%	22,316.00	8,194.39	0.00	08/01/29	07/01/34	--	5,903,271.13	5,895,076.74	09/01/25
Totals							2,724,945.70	13,787,371.99	0.00				739,607,351.83	725,819,979.84
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,257,275.51	7,317,657.89	01/01/25	06/30/25	05/06/25	30,480,336.14	455,669.58	165,052.86	665,552.28	498,593.65	0.00
2	8,135,376.57	2,057,086.43	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	15,026,027.98	15,935,643.42	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,664,356.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,648,266.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,153,799.21	4,296,985.91	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	100,371,430.10	21,630,808.36	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,912,540.00	734,015.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,512,592.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,073,693.70	(81,088.78)	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,659,053.32	2,884,682.36	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	1,386,897.92	468,000.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2	1,386,897.92	468,000.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,397,726.78	1,555,188.16	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,005,676.47	992,852.06	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,532,753.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	18,088,114.87	17,529,782.56	04/01/24	03/31/25	--	0.00	0.00	90,408.91	90,408.91	0.00	0.00
19	3,255,721.27	3,248,266.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20A2	6,139,814.11	1,581,709.42	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20A3	6,139,814.11	1,581,709.42	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,578,667.15	393,953.06	01/01/25	03/31/25	--	0.00	0.00	67,911.75	137,106.56	17,630.87	0.00
22	1,617,734.93	0.00	--	--	--	0.00	0.00	76,802.55	154,629.46	0.00	0.00
23	878,667.06	214,853.89	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,069,828.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,117,917.60	1,117,917.60	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	2,929,886.30	811,849.51	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,132,470.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	750,813.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	731,885.47	629,863.12	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	716,885.25	852,856.88	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	(43,458.81)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	680,398.77	718,971.90	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	715,300.27	700,833.08	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	212,624,826.17	87,642,397.81				30,480,336.14	455,669.58	400,176.08	1,047,697.21	516,224.52	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
24	30502810	13,100,000.00	Payoff Prior to Maturity	0.00	0.00
Totals		13,100,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/25	2	32,171,402.34	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	13,100,000.00	4.271238%	4.241241%	45
08/15/25	1	17,900,000.00	0	0.00	2	88,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.278577%	4.248332%	46
07/17/25	1	17,900,000.00	0	0.00	2	88,100,000.00	0	0.00	0	0.00	1	39,471,295.75	0	0.00	0	0.00	4.278670%	4.248427%	47
06/17/25	2	57,219,934.54	0	0.00	2	88,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.278890%	4.248652%	48
05/16/25	0	0.00	0	0.00	2	88,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.278923%	4.248687%	49
04/17/25	1	17,900,000.00	1	13,100,000.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.278959%	4.248723%	50
03/17/25	3	36,687,419.27	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.278996%	4.248761%	51
02/18/25	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.279040%	4.248806%	52
01/17/25	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.279070%	4.248837%	53
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.279102%	4.248870%	54
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.279135%	4.248905%	55
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	21,617,963.79	0	0.00	0	0.00	4.279075%	4.248847%	56
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30502948	05/05/25	3	3	165,052.86	665,552.28	498,593.65	75,000,000.00	02/03/25	98
18	30316778	08/11/25	0	A	90,408.91	90,408.91	0.00	20,000,000.00
21	30503076	07/05/25	1	1	67,911.75	137,106.56	17,630.87	17,900,000.00
22	30503388	07/05/25	1	1	76,802.55	154,629.46	0.00	14,311,561.86
Totals					400,176.08	1,047,697.21	516,224.52	127,211,561.86
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		30,838,316	30,838,316	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		655,717,495	548,546,093	107,171,402		0
49 - 60 Months		0	0	0		0
> 60 Months		39,264,168	39,264,168	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-25	725,819,980	618,648,578	32,171,402	0	75,000,000	0
Aug-25	739,607,352	633,607,352	17,900,000	0	88,100,000	0
Jul-25	740,292,143	634,292,143	17,900,000	0	88,100,000	0
Jun-25	740,875,915	595,555,981	57,219,935	0	88,100,000	0
May-25	741,628,384	653,528,384	0	0	88,100,000	0
Apr-25	742,436,724	636,436,724	17,900,000	13,100,000	75,000,000	0
Mar-25	743,183,291	631,495,871	36,687,419	0	75,000,000	0
Feb-25	744,103,792	669,103,792	0	75,000,000	0	0
Jan-25	744,844,049	669,844,049	75,000,000	0	0	0
Dec-24	745,581,509	745,581,509	0	0	0	0
Nov-24	746,375,377	746,375,377	0	0	0	0
Oct-24	747,200,650	747,200,650	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30502948	75,000,000.00	75,000,000.00	79,200,000.00	03/25/25	6,007,513.89	1.00000	06/30/25	06/05/29	I/O
5	30503178	39,471,295.75	39,471,295.75	98,000,000.00	06/28/19	2,796,467.65	0.98000	12/31/24	09/05/29	287
24	30502810	0.00	-	2,830,000.00	05/01/25	1,039,534.89	1.67000	09/30/24	05/05/29	I/O
Totals		114,471,295.75	114,471,295.75	180,030,000.00		9,843,516.43

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	30502948	OF	WA	02/03/25	98

9/11/2025 - The loan transferred to Special Servicing due to payment default resulting from limited cashflow and the borrower has expressed an inability to fund future shortfalls. A Notice of Default was sent to Borrower. The Borrower requested a

Loan Mod ification and special servicer is evaluating strategies to maximize the recovery to the trust while maintaining ongoing discussions with borrower.

5	30503178	OF	NJ	07/24/23	8
Special Servicer comments are not available for this cycle.

24	30502810	OF	CA	01/13/25	11

9/11/2025 - The loan transferred to special servicing due to imminent default due to the property''s total loss in the Palisades Fire. A payment default occurred and a Notice of Default was sent to Borrower. The Borrower executed a Payoff.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	30502948	0.00	4.37800%	0.00	4.37800%	8	02/08/22	02/08/22	04/27/22
5	30503178	0.00	3.69000%	0.00	3.69000%	8	05/08/25	05/08/25	06/12/25
12A1	30503751	0.00	4.28000%	0.00	4.28000%	8	02/28/22	02/28/22	03/11/22
12A1	30503751	0.00	4.28000%	0.00	4.28000%	8	08/05/24	08/05/24	10/01/24
12A2	30503752	0.00	4.28000%	0.00	4.28000%	8	02/28/22	02/28/22	03/11/22
12A2	30503752	0.00	4.28000%	0.00	4.28000%	8	08/05/24	08/05/24	10/01/24
19	30503085	0.00	4.58000%	0.00	4.58000%	8	02/09/21	02/09/21	10/15/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
26	30316782 11/17/23	12,035,085.31	18,300,000.00	1,057,114.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,035,085.31	18,300,000.00	1,057,114.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
26	30316782	11/27/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	16,145.83	0.00	0.00	114,843.55	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	65.02	0.00	0.00	0.00
5	0.00	0.00	(115,351.51)	0.00	0.00	0.00	0.00	0.00	(3,058.89)	0.00	0.00	0.00
24	0.00	0.00	(23,001.39)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	549.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	654.84	0.00	0.00	0.00
Total	0.00	0.00	(122,207.07)	0.00	549.73	114,843.55	0.00	0.00	(2,339.03)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(9,152.82)

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "U.S. Risk Retention Special Notices" tab for the CSAIL 2019-C17 Commercial

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the applicable risk retention agreement. Investors should refer to the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27